Employee benefit expenses - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Accrued Employee Compensation	$ 332,080	$ 338,356	$ 199,027
Accrued Directors remuneration	$ 16,604	$ 16,918	$ 9,951
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Employees' compensation distribution rate	10.00%
Director remuneration rate no more than	0.50%